SHARE CAPITAL - Share Capital Issued (Details) - CAD ($)	Mar. 31, 2022	Mar. 31, 2021
Disclosure of classes of share capital [line items]
Number of Shares Issued	58,150,789	57,297,238
Share capital	$ 132,111,283	$ 130,784,175
Class A Series Common Shares
Disclosure of classes of share capital [line items]
Number of Shares Issued	58,150,789	57,297,238
Share capital	$ 132,111,283	$ 130,784,175